Schedule of Investments
September 30, 2020 (unaudited)
Frank Value Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 35.94%

Apparel & Other Finished Prods of Fabrics & Similar Material - 1.85%
Under Armour, Inc. Class C (2)	24,456	240,647

Cable & Other Pay Television Subscriptions - 1.00%
Liberty Latin America Ltd. Class C (2)	16,000	130,240

Fire, Marine & Casualty Insurance - 4.58%
Berkshire Hathaway, Inc. Class B (2)	2,801	596,445

Gold and Silver Ores - 9.73%
Barrick Gold Corp.	24,860	698,815
Newmont Goldcorp Corp.	8,942	567,370

		1,266,185

Oil & Gas Field Machinery & Equipment - 2.28%
Dril-Quip, Inc. (2)	6,527	161,608
Now, Inc. (2)	29,829	135,424

		297,032

Petroleum Refining - 0.82%
CVR Energy, Inc. (2)	8,606	106,542

Retail-Hobby, Toy & Game Shops - 0.97%
The Michaels Cos., Inc. (2)	13,128	126,751

Services-Advertising Agencies - 1.26%
Omnicom Group, Inc.	3,322	164,439

Services-Business Services, NE - 3.22%
eBay, Inc.	8,037	418,728

Services - Computer Programming, Data Processing, Etc. - 3.86%
Twitter, Inc. (2)	11,303	502,983

Wholesale-Drugs, Proprietaries - 6.35%
AmerisourceBergen Corp.	4,400	426,448
McKesson Corp.	2,689	400,473

		826,921

Total Common Stock	(Cost $ 3,088,938)	4,676,913

Corporate Bonds - 3.11%

GameStop Corp. 10.000%, 03/15/2023	450,000	405,000

Total Corporate Bonds	(Cost $ 450,315)	405,000

Registered Investment Companies - 10.08%

Sprott Physical Gold Trust ETF (2)(8)	87,152	1,311,637

Total Registered Investment Companies	(Cost $ 1,011,295)	1,311,637

U.S. Government Obligations - 28.11%

U.S. Treasury Note Bond, 1.375%, 01/31/2021 (7)	1,000,000	1,004,102
U.S. Treasury Note Bond, 1.125%, 09/30/2021 (7)	1,000,000	1,009,766
U.S. Treasury Strips Principal 0.000%, 02/15/2050 (7)	2,559,000	1,644,444

Total U.S. Government Obligations	(Cost $ 3,659,944)	3,658,312

Money Market Registered Investment Companies - 21.40%

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - 0.01% (5)	2,785,702	2,785,702

Total Money Market Registered Investment Companies	(Cost $ 2,785,702)	2,785,702

Total Investments - 98.64%	(Cost $ 10,995,243)	12,837,564

Other Assets less Liabilities - 1.36%		177,006

Total Net Assets - 100.00%		13,014,570

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$9,179,252	$-
Level 2 - Other Significant Observable Inputs	3,658,312	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$12,837,564	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 2 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.